Total
Green California Tax-Free Income Fund
GREEN CALIFORNIA TAX-FREE INCOME FUND Ticker Symbol: CFNTX
Investment Objective
The Fund’s investment objective is to seek high current tax-free income for California residents.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Green California Tax-Free Income Fund Green California Tax-Free Income Fund USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Green California Tax-Free Income Fund Green California Tax-Free Income Fund
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.76%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Green California Tax-Free Income Fund | Green California Tax-Free Income Fund | USD ($)	78	243	422	942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor’s, Moody’s or Fitch. In some cases, securities are not rated by independent agencies. The Fund will generally purchase an unrated security only if Shelton Capital Management, the investment advisor to the Fund, believes the security is of similar quality to an investment-grade issue. Shelton Capital Management will seek to invest in municipal bonds that meet environmental, social and governance screens so that the Fund may be considered a green municipal bond fund. In evaluating environmental, social and governance considerations, Shelton Capital Management uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment, and the reputation of the issuer. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, although generally the percentage is much higher. California municipal bonds include municipal bonds issued by the State of California and various municipalities located within California. The Fund’s duration typically ranges from four to twelve years. Although the Fund is not prevented from holding bonds whose interest is subject to the federal alternative minimum tax (“AMT”), Shelton Capital Management seeks to invest primarily in non-AMT bonds. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests. Changes in the rating of a security will not necessarily result in the sale of that security.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate. The Fund is non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund’s performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The Fund’s performance could be hurt by:

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Income Risk. The income you earn from a Fund may decline due to declining interest rates. This is because, in a falling interest rate environment, a Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above), into lower-yielding securities.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

U.S. Municipal Bond Risk. Like other bonds, U.S. municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

State-Specific Risk. Since the Fund only invests in securities issued by entities in the state of California, it is exposed to economic and political developments in California that negatively impact those issuers.

Bankruptcy Risk. The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Political Risk Relating to Russia’s Invasion of Ukraine: Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Best Quarter: 6.97% (Q3, 2009)

Worst Quarter: -4.74% (Q1, 2022)

Year to date performance as of 9/30/2022: -8.96%

Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - Green California Tax-Free Income Fund	1 Year	5 Years	10 Years
Green California Tax-Free Income Fund	(0.04%)	2.45%	2.57%
Green California Tax-Free Income Fund | After Taxes on Distributions	(0.80%)	1.62%	1.59%
Green California Tax-Free Income Fund | After Taxes on Distributions and Sales	(0.02%)	1.56%	1.59%
Bloomberg U.S. Municipal Index	1.52%	4.17%	3.77%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P 500 Index Fund
S&P 500 INDEX FUND Ticker Symbols: SPFIX and SPXKX
Investment Objective
The Fund’s investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - S&P 500 Index Fund - USD ($)	Investor Shares	K Shares
Sales and redemption charges	none	none
Annual Account Fee	$ 10.00	$ 10.00

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Index Fund	Investor Shares	K Shares
Management fees	0.25%	0.25%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.18%	0.43%
Total annual operating expenses	0.43%	0.93%

A $10 account fee may be charged to accounts.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - S&P 500 Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	54	168	291	642
K Shares	105	326	565	1,243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 Composite Stock Price Index. The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 91.7% of the total market Index as measured by the S&P Composite 1500. As of November 30, 2022, companies included in the Index range from $4.9 billion to $2,355 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $31.4 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in large companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as MidCap stocks, SmallCap stocks, bonds and money market instruments outperform LargeCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P 500 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 20.46% (Q2, 2020)

Worst Quarter: -21.58% (Q4, 2008)

Year to date performance as of 9/30/2022: -24.06%

Date of inception: 4/20/92

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - S&P 500 Index Fund	1 Year	5 Years	10 Years
Investor Shares	28.10%	18.00%	16.16%
Investor Shares | After Taxes on Distributions	26.42%	16.31%	14.96%
Investor Shares | After Taxes on Distributions and Sales	17.95%	14.49%	13.60%
S&P 500 Composite Stock Price Index	28.68%	18.46%	16.54%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P MidCap Index Fund
S&P MIDCAP INDEX FUND Ticker Symbols: SPMIX and MIDKX
Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - S&P MidCap Index Fund - USD ($)	Investor Shares	K Shares
Sales and redemption charges	none	none
Annual Account Fee	$ 10.00	$ 10.00

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P MidCap Index Fund	Investor Shares	K Shares
Management fees	0.40%	0.40%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.22%	0.47%
Total annual operating expenses	0.62%	1.12%

A $10 account fee may be charged to accounts.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - S&P MidCap Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	73	229	396	874
K Shares	124	386	667	1,463

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The S&P MidCap Index Fund seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the S&P MidCap 400 Index. The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 5.8% of the total market index as measured by the S&P Composite 1500. As of November 30, 2022, companies included in the S&P MidCap 400 Index range from $2.0 billion to $33.9 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $5.4 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in mid-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P MidCap 400 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the Index and the Fund.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the midcap sector. In an attempt to accurately track the performance of the MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Political Risk Relating to Russia’s Invasion of Ukraine: Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 24.72% (Q4, 2020)

Worst Quarter: -29.68% (Q1, 2020)

Year to date performance as of 9/30/2022: -21.64%

Date of inception: 4/20/92

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - S&P MidCap Index Fund	1 Year	5 Years	10 Years
Investor Shares	24.04%	12.67%	13.85%
Investor Shares | After Taxes on Distributions	20.95%	10.36%	11.44%
Investor Shares | After Taxes on Distributions and Sales	15.91%	9.74%	10.99%
S&P MidCap 400 Index	24.73%	13.07%	14.18%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
S&P SmallCap Index Fund
S&P SMALLCAP INDEX FUND Ticker Symbols: SMCIX and SMLKX
Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - S&P SmallCap Index Fund - USD ($)	Investor Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P SmallCap Index Fund	Investor Shares	K Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.30%	0.56%
Total annual operating expenses	0.80%	1.31%

A $10 account fee may be charged to accounts with a balance of less than $10,000
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - S&P SmallCap Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	82	255	444	990
K Shares	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The S&P SmallCap Index Fund seeks to provide investment results that correspond to the total return of publicly traded common stocks of small-sized companies, as represented by the S&P SmallCap 600 Index The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund “Shelton”, seeks to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 2.5% of the total market index as measured by the S&P Composite 1500. As of November 30, 2022, companies included in the S&P SmallCap 600 Index range from $170 million to $6.2 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $1.4 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in relatively smaller companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P SmallCap 600 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the Index and the Fund.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the small-cap sector. In an attempt to accurately track the performance of the SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Financial Sector Risk: The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Political Risk Relating to Russia’s Invasion of Ukraine: Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 30.99% (Q4, 2020)

Worst Quarter: -32.66% (Q1, 2020)

Year to date performance as of 9/30/2022: -23.39%

Date of inception: 10/2/96

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - S&P SmallCap Index Fund	1 Year	5 Years	10 Years
Investor Shares	26.77%	11.94%	14.16%
Investor Shares | After Taxes on Distributions	24.05%	9.94%	12.36%
Investor Shares | After Taxes on Distributions and Sales	17.81%	9.26%	11.57%
S&P SmallCap 600 Index	26.74%	12.36%	14.45%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Shelton Equity Income Fund
SHELTON EQUITY INCOME FUND Ticker Symbols: EQTIX and EQTKX
Investment Objective
The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Shelton Equity Income Fund - USD ($)	Investor Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shelton Equity Income Fund	Investor Shares	K Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.22%	0.48%
Total annual operating expenses	0.72%	1.23%

A $10 account fee may be charged to accounts with a balance of less than $10,000
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Shelton Equity Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	74	230	401	894
K Shares	125	390	676	11,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Shelton Equity Income Fund seeks a high level of current income by investing primarily in income-producing equity securities. The Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. The Fund’s policy of investing in common stocks may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton Capital Management, the investment advisor to the Fund “Shelton”, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton Capital Management believes such securities have income producing potential, a potential for capital appreciation or value potential.

When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton Capital Management may allow all or a portion of the stock to be sold or “called away” by the option buyer. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Option Call and Put Risk. The Fund’s option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund’s portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds’ performance may be significantly impacted by the performance of this sector.

Stock Futures Risk. The Fund’s primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be “out of favor” with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Political Risk Relating to Russia’s Invasion of Ukraine: Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website (www.sheltoncap.com) or by calling (800) 955-9988.

Best Quarter:18.63% (Q2, 2009)

Worst Quarter: -20.02% (Q4, 2008)

Year to date performance as of 9/30/2022: -18.15%

Date of inception: 9/4/96

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - Shelton Equity Income Fund		1 Year	5 Years	10 Years
Investor Shares		23.87%	11.00%	12.01%
Investor Shares | After Taxes on Distributions		18.70%	6.25%	8.87%
Investor Shares | After Taxes on Distributions and Sales		14.75%	7.06%	8.86%
CBOE S&P 500 BuyWrite Monthly Index (BXM)	[1]	20.47%	7.84%	7.53%
S&P 500 Composite Stock Price Index		28.68%	18.46%	16.54%
S&P / Citigroup Value Index		24.86%	11.88%	13.28%
[1]	Effective January 1, 2021, the Fund replaced the S&P 500 Composite Stock Price Index as the Fund’s primary benchmark because the Adviser determined that the new benchmark more closely aligns with the investment strategies of the Fund.

*	Effective January 1, 2021, the Fund replaced the S&P 500 Composite Stock Price Index as the Fund’s primary benchmark because the Adviser determined that the new benchmark more closely aligns with the investment strategies of the Fund.

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND Ticker Symbols: NASDX, NDXKX and NQQQX
Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq- 100 Index®.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Nasdaq-100 Index Fund - USD ($)	Institutional Shares	Investor Shares	K Shares
Sales and redemption charges	none	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nasdaq-100 Index Fund		Institutional Shares	Investor Shares	K Shares
Management fees		0.25%	0.25%	0.25%
Distribution (12b-1) fees		none	none	0.25%
Shareholder Service Fees		none	0.25%	0.25%
Other expenses		0.14%	0.13%	0.27%
Total annual operating expenses		0.39%	0.63%	1.02%
Fee Waiver or Reimbursement	[1]	(0.13%)	(0.13%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.26%	0.50%	1.00%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.25%, 0.49%, and 0.99% for the Institutional Class, Investor Class and Class K shares, respectively, until January 1, 2024. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nasdaq-100 Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	27	112	206	480
Investor Shares	51	189	338	774
K Shares	102	323	561	1,246

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Nasdaq, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks comprising the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the Index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund’s investment objective and policies. Companies included in The Nasdaq-100 Index range from $9 billion to $2,355 billion in market capitalization as of November 30, 2022. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalizations or index weightings of one or more stocks in the Nasdaq-100 Index®. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Nasdaq-100 Index®. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Index®.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure.

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the Index could result in the negative performance of the Index and the Fund. Additionally, the significant concentration of information technology stocks makes the Fund’s performance particularly sensitive to this specific sector. Negative performance in the information technology sector will result in negative Fund performance.

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

Non-Diversification Risk. To the extent the Fund is managed as a non-diversified investment company, it is subject to the greater risk that the value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment- level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 29.97% (Q2, 2020)

Worst Quarter: -23.81% (Q4, 2008)

Year to date performance as of 9/30/2022: -32.62%

Date of inception:1/18/00

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - Nasdaq-100 Index Fund	1 Year	5 Years	10 Years
Investor Shares	27.37%	27.67%	22.50%
Investor Shares | After Taxes on Distributions	26.62%	26.72%	21.84%
Investor Shares | After Taxes on Distributions and Sales	17.07%	23.36%	19.77%
Nasdaq-100 Index	27.51%	28.63%	23.14%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND Ticker Symbols: CAUSX and CAUKX
Investment Objective
The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - U.S. Government Securities Fund - USD ($)	Investor Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U.S. Government Securities Fund		Investor Shares	K Shares
Management fees		0.50%	0.50%
Distribution (12b-1) fees		none	0.25%
Shareholder Service Fees		none	none
Other expenses		0.58%	0.83%
Total annual operating expenses		1.08%	1.58%
Fee Waiver or Reimbursement	[1]	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75%	1.25%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.75% and 1.25% until January 1, 2024. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - U.S. Government Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	77	311	563	1,287
K Shares	127	467	829	1,850

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton Capital Management, the investment advisor to the Fund, generally seeks to target the Fund’s dollar-weighted average portfolio duration in a range between three to twelve years. Generally, Shelton Capital Management seeks a balance between risk and return, for example in allocating investments between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton Capital Management generally will consider selling securities from the Fund’s portfolio when it believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund’s investment objective.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

U.S. Government Securities Risk. The U.S. Government agency securities in which the Fund may invest include securities issued by the Government National Mortgage Association (“Ginnie Mae”). Securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. Government. Other U.S. Government securities are supported only by the credit of the issuer or instrumentality. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Political Risk Relating to Russia’s Invasion of Ukraine: Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 5.92% (Q1, 2020)

Worst Quarter: -5.07% (Q2, 2009)

Year to date performance as of 9/30/2022: -8.62%

Date of inception:12/4/85

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - U.S. Government Securities Fund	1 Year	5 Years	10 Years
Investor Shares	(2.99%)	1.69%	1.00%
Investor Shares | After Taxes on Distributions	(3.41%)	1.17%	0.42%
Investor Shares | After Taxes on Distributions and Sales	(1.80%)	1.10%	0.51%
Bloomberg GNMA Total Return Index	(1.45%)	2.17%	2.01%
Bloomberg U.S. Treasury Index	(2.32%)	3.07%	2.16%

It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
The United States Treasury Trust
THE UNITED STATES TREASURY TRUST Ticker Symbol: UTSXX
Investment Objective
The Fund’s investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	The United States Treasury Trust Investor Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The United States Treasury Trust Investor Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Shareholder Service Fees	none
Other expenses	0.31%
Total annual operating expenses	0.81%

A $24 account fee may be charged to accounts.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The United States Treasury Trust | Investor Shares | USD ($)	83	259	450	1,002

Principal Investment Strategies

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the Fund’s weighted average maturity does not exceed the Rule 2a-7 requirements under the Investment Company Act of 1940, as amended, currently 60 days. It is the Fund’s policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. The Fund’s performance could be hurt by:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that Shelton believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Political Risk Relating to Russia’s Invasion of Ukraine : Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 1.15% (Q4, 2006)

Worst Quarter: 0.00% (Q1, 2022)

Year to date performance as of 9/30/2022: 0.34%

Date of inception: 4/26/89

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns	1 Year	5 Years	10 Years
The United States Treasury Trust | Investor Shares	none	0.69%	0.34%

Seven-day yield as of 12/31/21: 0.00% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
Shelton Sustainable Equity Fund
SHELTON SUSTAINABLE EQUITY FUND Ticker Symbol: NEXTX and NEXIX
Investment Objective
The Shelton Sustainable Equity Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the sustainable economy.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Shelton Sustainable Equity Fund - USD ($)	Investor Shares	Institutional Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shelton Sustainable Equity Fund	Investor Shares	Institutional Shares
Management fees	0.75%	0.75%
Distribution (12b-1) fees	none	none
Shareholder Service Fees	0.25%	none
Other expenses	0.16%	0.16%
Total annual operating expenses	1.16%	0.91%

A $10 account fee may be charged to accounts with a balance of less than $10,000
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Shelton Sustainable Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	118	368	638	1,409
Institutional Shares	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests 80 percent of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in equities of “Sustainable” companies. Shelton Capital Management, the Fund’s investment adviser, identifies Sustainable companies as those which fulfill one or more of the requirements of our PRIME criteria:

• Principles: Encourage and improve human well-being and personal freedom

• Research: R&D of new technologies that provide for more efficient resource utilization

• Impact: Help scale the above advantages to a broader range of beneficiaries

• Mitigation: Reduce environmental risks and halt or reverse the effects of climate change

• Evolution: Increase economic efficiencies and limit the effects of systematic economic risks

Shelton Capital Management evaluates a company’s performance on Environmental, Social and Governance factors (“ESG”) as contributing to a qualification as a Sustainable company. Such factors include but are not limited to: GHG emissions, energy, water and waste management, productivity, product quality and safety, employee health safety, business ethics and corporate governance.

Sustainable companies exist across all sectors and sub-sectors of the economy. For example, within agriculture, many firms are working towards executing sustainable farming practices, or providing the methods to do so. Shelton Capital Management considers the complete scope of operations for any firm including clients and vendors Firms that actively consider the welfare of their employee base in the growth of their business can be found in any industry, and in many if not all parts of the world.

The Fund will invest in U.S. common and foreign stocks and American Depository Receipts (“ADRs”) The Fund may invest in companies of all sizes and seeks diversification by economic sector and geography.

Shelton Capital Management analyzes stocks considered for ownership by the Fund based on how the characteristics that qualify them for the sustainable economy contribute to improving the financial condition of the firm. Shelton Capital Management employs both qualitative and quantitative fundamental analysis designed to evaluate each company’s financial condition and relative industry position, as well as qualitative criteria derived from macro-economics.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts of indices and similar investments when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures on indices and similar investments allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Concentration and Sector Risk. If holdings of the Fund are concentrated into a few companies or economic sectors, the fund may be more volatile than a more diversified fund and, in the event, that the holdings perform poorly, the Fund may under-perform other investments that are more diversified. To the extent the Fund focuses its investments in one or more sectors, the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations and energy conservation efforts. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Environmental Investing Risk. The Fund’s environmental criteria limits the available investments compared to similar funds that do not have the same criteria limits. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in European stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Pandemic Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Political Risk Relating to Russia’s Invasion of Ukraine: Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 44.62% (Q4, 2020)

Worst Quarter: -18.32% (Q1, 2020)

Year to date performance as of 9/30/2022: -26.82%

Date of inception: 3/12/13

*Not annualized

The returns above are for the Investor share class of the Fund. The Institutional class would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Institutional class’ returns will be higher over the long-term when compared to the Investor share class’ returns to the extent that the Investor share class has higher expenses.

After-tax returns for the Investor share class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Investor Class, after tax-returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/21)
Average Annual Total Returns - Shelton Sustainable Equity Fund		1 Year	5 Years	Since Inception
Investor Shares		2.65%	19.15%	27.08%
Investor Shares | After Taxes on Distributions		1.69%	18.84%	26.52%
Investor Shares | After Taxes on Distributions and Sales		2.37%	16.75%	23.12%
MSCI ACWI IMI (Investable Market Index)	[1]	18.22%	10.78%	14.11%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.